Commitments and Contingencies (Details) - USD ($)	5 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Gross proposed offering	$ 3,450,000	$ 3,450,000
Cash underwriting discount	(2.00%)	(2.00%)
Entitled to a deferred fee	3.50%	3.50%
Gross proceeds of the initial	$ 6,037,500	$ 6,037,500